Vanguard Convertible Securities Fund

Supplement Dated January 3, 2019, to the Statement of Additional Information Dated March 27, 2018

Important Changes to Vanguard Convertible Securities Fund

On December 21, 2018, the board of trustees for Vanguard Convertible Securities Fund (the Fund) approved a proposal to dissolve and liquidate the Fund on or about March 19, 2019 (the liquidation date). In anticipation of the dissolution and liquidation, the Fund is closed to new investors effective immediately. The Fund will be closed to new investments from existing investors effective March 6, 2019.

On the liquidation date, the Fund will redeem all of its outstanding shares at the net asset value of such shares. On this same date, all outstanding shares of the Fund will be canceled and the Fund will cease operations as a mutual fund.

In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Fund may deviate from its investment objective and strategies as the liquidation date approaches.

Prior to the liquidation date, the Fund will declare and pay its shareholders of record one or more dividends and/or other distributions of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date.

The liquidation and dissolution is not expected to result in income tax liability for the Fund. The Fund may pay more than one liquidating distribution in more than one installment. Distribution of liquidation proceeds, if any, to Fund shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds.

Additional Change to the Fund

Effective December 31, 2018, Abe Ofer has retired from Oaktree Capital Management, L.P., and he no longer serves as a portfolio manager to the Fund. Stuart Spangler, Andrew Watts, Jean-Pierre Latrille, and Petar Raketic remain as the portfolio managers of the Fund. All references to Mr. Ofer in the Statement of Additional Information are deleted in their entirety.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 82A 012019

Vanguard Convertible Securities Fund

Supplement Dated January 3, 2019, to the Prospectus and Summary Prospectus Dated March 27, 2018

Important Changes to Vanguard Convertible Securities Fund

On December 21, 2018, the board of trustees for Vanguard Convertible Securities Fund (the Fund) approved a proposal to dissolve and liquidate the Fund on or about March 19, 2019 (the liquidation date). In anticipation of the dissolution and liquidation, the Fund is closed to new investors effective immediately. The Fund will be closed to new investments from existing investors effective March 6, 2019.

On the liquidation date, the Fund will redeem all of its outstanding shares at the net asset value of such shares. On this same date, all outstanding shares of the Fund will be canceled and the Fund will cease operations as a mutual fund.

In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Fund may deviate from its investment objective and strategies as the liquidation date approaches.

Prior to the liquidation date, the Fund will declare and pay its shareholders of record one or more dividends and/or other distributions of its investment company taxable income, if any, and net realized capital gains, if any, for the current taxable year through the liquidation date.

(over, please)

The liquidation and dissolution is not expected to result in income tax liability for the Fund. The Fund may pay more than one liquidating distribution in more than one installment. Distribution of liquidation proceeds, if any, to Fund shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds.

Additional Change to the Fund

Effective December 31, 2018, Abe Ofer has retired from Oaktree Capital Management, L.P., and he no longer serves as a portfolio manager to the Fund. Stuart Spangler, Andrew Watts, Jean-Pierre Latrille, and Petar Raketic remain as the portfolio managers of the Fund. All references to Mr. Ofer in the Prospectus and Summary Prospectus are deleted in their entirety.

© 2019 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 82A 012019